Business segment information	6 Months Ended
Sep. 30, 2018
Business segment information

20. Business segment information

The MHFG Group consists of the following five in-house companies which are categorized based on a customer segment: the Retail & Business Banking Company, the Corporate & Institutional Company, the Global Corporate Company, the Global Markets Company, and the Asset Management Company. These customer segments are regarded as operating segments and constitute reportable segments.

The services that each in-house company is in charge of are as follows.

Retail & Business Banking Company

This company provides financial services for individual customers, small and medium-sized enterprises and middle market firms in Japan.

Corporate & Institutional Company

This company provides financial services for large corporations, financial institutions and public corporations in Japan.

Global Corporate Company

This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese corporate customers, etc.

Global Markets Company

This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.

Asset Management Company

This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of each business segment’s “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP.

Management does not use information on business segment’s assets to allocate resources and assess performance and has not prepared information on the segment’s assets. Accordingly, information on the segment’s assets is not available.

	MHFG (Consolidated)
Six months ended September 30, 2017 (4)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	343.2	187.6	153.2	239.9	24.8	32.5	981.2
General and administrative expenses	358.9	101.3	121.6	100.3	13.9	15.3	711.3
Equity in earnings (losses) of equity method investees—net	7.5	0.6	1.3	—	0.5	0.7	10.6
Amortization of goodwill and others	0.2	0.2	0.2	1.2	4.0	1.2	7.0
Others	—	—	—	—	—	(10.5)	(10.5)

Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	(8.4)	86.7	32.7	138.4	7.4	6.2	263.0

	MHFG (Consolidated)
Six months ended September 30, 2018 (4)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total

	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	345.9	223.7	198.2	237.4	25.0	21.3	1,051.5
General and administrative expenses	360.2	100.3	121.4	103.5	13.9	23.4	722.7
Equity in earnings (losses) of equity method investees—net	14.4	0.6	2.8	—	0.6	1.0	19.4
Amortization of goodwill and others	0.2	0.2	0.2	1.2	4.0	1.0	6.8
Others	—	—	—	—	—	(10.4)	(10.4)

Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	(0.1)	123.8	79.4	132.7	7.7	(12.5)	331.0

Notes:

(1)

“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the six months ended September 30, 2017 and 2018, net gains related to ETFs and others amounted to ¥21.4 billion and ¥39.9 billion, respectively, of which ¥13.9 billion and ¥33.6 billion, respectively, are included in “Global Markets Company”.

(2)

Net business profits is used in Japan as a measure of the profitability of core banking operations. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.

(3)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
(4)

Beginning on April 1, 2018, new allocation methods for transactions between each segment and “Others” have been applied. In connection with the use of the new allocation methods, the presentation of “Net business profits” has changed to “Net business profits (losses) + Net gains (losses) related to ETFs and others”. Before the change, “Net gains (losses) related to ETFs and others” were included in “Gross profits” of each segment and eliminated in “Others”. In addition, “Amortization of goodwill and others” has been presented as a new item. Figures for the six months ended September 30, 2017 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Furthermore, income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currency other than Japanese Yen have been translated for purpose of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for these foreign currency adjustments have been translated using current period budgeted foreign currency rates.

Reconciliation

As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits, to the corresponding items in the accompanying consolidated statements of income. A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” under the internal management reporting systems for the six months ended September 30, 2017 and 2018 presented above to income before income tax expense shown on the consolidated statements of income is as follows:

	Six months ended September 30,
	2017	2018
	(in billions of yen)
Net business profits (losses) + Net gains (losses) related to ETFs and others	263.0	331.0

Less: Net gains (losses) related to ETFs and others	(21.4)	(39.9)
U.S. GAAP adjustments	95.7	(160.0)
(Provision) credit for loan losses	118.0	13.3
Net gains (losses) related to equity investments	100.9	289.5
Non-recurring personnel expense	(3.6)	0.9
Gains on disposal of premises and equipment	4.6	4.3
(Provision) credit for losses on off-balance-sheet instruments	4.2	9.9
Others—net	(48.5)	(31.4)

Income before income tax expense	512.9	417.6